Quarterly Holdings Report
for
Fidelity® Canada Fund
January 31, 2024
CAN-NPRT1-0324
1.813011.119
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.1%
Quebecor, Inc.:
Class A	348,700	8,986,913
Class B (sub. vtg.)	167,100	4,062,999
TELUS Corp.	339,500	6,080,672
		19,130,584
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc. Class B (non-vtg.)	278,600	13,013,559
TOTAL COMMUNICATION SERVICES		32,144,143
CONSUMER DISCRETIONARY - 7.2%
Automobile Components - 0.7%
Magna International, Inc. Class A (sub. vtg.) (a)	113,400	6,444,936
Broadline Retail - 3.0%
Dollarama, Inc.	367,500	26,971,048
Hotels, Restaurants & Leisure - 2.3%
Restaurant Brands International, Inc.	269,600	21,045,424
Specialty Retail - 0.6%
Aritzia, Inc. (b)	156,100	3,797,859
Diversified Royalty Corp. (a)	817,400	1,720,586
		5,518,445
Textiles, Apparel & Luxury Goods - 0.6%
Canada Goose Holdings, Inc. (a)(b)	131,276	1,574,004
Gildan Activewear, Inc.	125,307	4,138,221
		5,712,225
TOTAL CONSUMER DISCRETIONARY		65,692,078
CONSUMER STAPLES - 9.1%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(b)	322,600	554,283
Consumer Staples Distribution & Retail - 8.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (a)	878,300	51,465,264
Metro, Inc.	370,095	19,431,742
North West Co., Inc.	260,700	7,541,093
		78,438,099
Personal Care Products - 0.4%
Jamieson Wellness, Inc. (c)	160,800	3,694,531
TOTAL CONSUMER STAPLES		82,686,913
ENERGY - 16.6%
Energy Equipment & Services - 0.7%
Pason Systems, Inc.	580,200	6,361,076
Oil, Gas & Consumable Fuels - 15.9%
Cameco Corp.	173,300	8,274,110
Canadian Natural Resources Ltd.	700,598	44,835,771
Enbridge, Inc.	368,500	13,085,046
MEG Energy Corp. (b)	135,600	2,563,838
Parkland Corp.	322,900	11,019,117
PrairieSky Royalty Ltd. (a)	1,855,318	30,608,021
Suncor Energy, Inc.	1,048,600	34,723,249
		145,109,152
TOTAL ENERGY		151,470,228
FINANCIALS - 26.2%
Banks - 14.0%
Royal Bank of Canada (a)	699,500	68,266,871
The Toronto-Dominion Bank	986,400	59,919,884
		128,186,755
Capital Markets - 5.6%
Brookfield Asset Management Ltd. Class A	422,101	16,972,576
Brookfield Corp. (Canada) Class A (a)	514,306	20,412,338
TMX Group Ltd.	543,300	13,436,517
		50,821,431
Insurance - 6.6%
Definity Financial Corp. (a)	464,513	13,516,121
Intact Financial Corp.	133,425	20,865,489
Sun Life Financial, Inc.	504,200	26,135,370
		60,516,980
TOTAL FINANCIALS		239,525,166
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	234,600	6,847,190
INDUSTRIALS - 14.5%
Commercial Services & Supplies - 2.5%
GFL Environmental, Inc.	663,600	22,546,951
Ground Transportation - 9.0%
Canadian National Railway Co. (a)	187,750	23,290,524
Canadian Pacific Kansas City Ltd.	731,562	58,869,941
		82,160,465
Professional Services - 3.0%
Thomson Reuters Corp.	187,600	27,852,903
TOTAL INDUSTRIALS		132,560,319
INFORMATION TECHNOLOGY - 10.5%
IT Services - 3.6%
Shopify, Inc. Class A (b)	410,100	32,830,572
Software - 6.9%
ApplyBoard, Inc. (b)(d)(e)	1,677	109,642
ApplyBoard, Inc. (non-vtg.) (b)(d)(e)	414	27,067
Computer Modelling Group Ltd.	490,800	3,763,731
Constellation Software, Inc.	18,300	50,578,480
Constellation Software, Inc. warrants 8/22/28 (b)(e)	19,300	1
Dye & Durham Ltd. (a)	717,900	6,979,027
Lumine Group, Inc.	86,107	2,008,491
		63,466,439
TOTAL INFORMATION TECHNOLOGY		96,297,011
MATERIALS - 10.0%
Chemicals - 2.0%
Nutrien Ltd.	367,981	18,349,099
Containers & Packaging - 1.0%
CCL Industries, Inc.:
Class A	25,900	1,107,509
Class B	197,900	8,469,758
		9,577,267
Metals & Mining - 6.3%
Franco-Nevada Corp.	256,400	27,740,670
Lundin Mining Corp.	886,100	7,236,698
Triple Flag Precious Metals Corp. (a)	180,900	2,318,351
Wheaton Precious Metals Corp.	428,600	20,087,088
		57,382,807
Paper & Forest Products - 0.7%
Stella-Jones, Inc.	107,923	6,384,912
TOTAL MATERIALS		91,694,085
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	66,500	1,856,680
TOTAL COMMON STOCKS (Cost $475,542,765)		900,773,813

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (b)(d)(e)	2,063	134,879
Series A2 (b)(d)(e)	1,615	105,589
Series A3 (b)(d)(e)	92	6,015
Series D (b)(d)(e)	4,504	294,472
Series Seed (b)(d)(e)	617	40,339
(Cost $770,130)		581,294

Convertible Bonds - 0.3%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (c) (Cost $2,392,561)	CAD	3,203,000	2,382,387

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h) (Cost $86,898,132)	86,889,443	86,898,132

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $565,603,588)	990,635,626
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(77,437,411)
NET ASSETS - 100.0%	913,198,215

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,076,918 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $718,003 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688

ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290

ApplyBoard, Inc. Series A1	6/04/21	133,582

ApplyBoard, Inc. Series A2	6/04/21	104,573

ApplyBoard, Inc. Series A3	6/04/21	5,957

ApplyBoard, Inc. Series D	6/04/21	486,066

ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	373,341	6,751,690	7,125,031	2,893	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,380,495	342,156,332	277,638,695	75,066	-	-	86,898,132	0.4%
Total	22,753,836	348,908,022	284,763,726	77,959	-	-	86,898,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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